Shareholders’ Equity - Schedule of Remaining Outstanding Equity Warrants (Details)	Jun. 30, 2026 $ / shares shares
2022 Delta Drone Warrants (L.I.A. Pure Capital Ltd) [Member]
Class of Warrant or Right [Line Items]
Warrants in connection with	Delta Drone Warrants (L.I.A. Pure Capital Ltd)	[1]
Expiration date	July 31, 2028	[1]
No. of warrants issued	111,261,000,000	[1]
Exercise price per share | $ / shares	$ 4	[1]
No. of Ordinary shares underlying warrants	111,261,000,000	[1]
2023 IPO Underwriter Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants in connection with	IPO Underwriter Warrants
Expiration date	July 31, 2028
No. of warrants issued	97,500,000,000
Exercise price per share | $ / shares	$ 5
No. of Ordinary shares underlying warrants	97,500,000,000
2023 IPO Consultant Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants in connection with	IPO Consultant Warrants
Expiration date	September 20, 2028
No. of warrants issued	144,606,000,000
Exercise price per share | $ / shares	$ 1.275
No. of Ordinary shares underlying warrants	144,606,000,000
2023 Series A warrants [Member]
Class of Warrant or Right [Line Items]
Warrants in connection with	Series A warrants
Expiration date	October 30, 2028
No. of warrants issued	1,837,461,000,000
Exercise price per share | $ / shares	$ 1
No. of Ordinary shares underlying warrants	1,837,461,000,000

[1]	issued on February 2, 2022 to a former parent Company